Finance Lease Obligation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of Finance Lease Obligation
Composed as follows:

	Linkage	Interest rate	December 31	December 31
	Terms	2017 and 2018	2018	2017
		%	€ in thousands
Leasing institution	EURIBOR	3.5	-	4,020
Current maturities			-	330
Leasing institution-long term			-	3,690